VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 94.3%
Australia : 19.3%
Bellevue Gold Ltd. * 1,681,886 $ 2,068,351
De Grey Mining Ltd. * 823,132 679,190
Emerald Resources NL * 543,380 1,038,723
Evolution Mining Ltd. 586,892 1,371,648
Northern Star Resources Ltd. 264,900 2,499,480
Perseus Mining Ltd. 150,200 210,622
Predictive Discovery Ltd. * † 6,298,272 923,461
Resolute Mining Ltd. * 2,398,732 672,790
West African Resources
Ltd. * 901,126 705,614
10,169,879
Brazil : 5.2%
Wheaton Precious Metals
Corp. (USD) 57,955 2,731,419
Underline
Canada : 52.1%
Agnico Eagle Mines Ltd.
(USD) 60,807 3,627,138
Alamos Gold, Inc. (USD) 208,283 3,072,174
Allied Gold Corp. * † 112,510 282,407
B2Gold Corp. 218,388 572,351
B2Gold Corp. (USD) † 292,869 764,388
Barrick Gold Corp. (USD) 179,335 2,984,134
Franco-Nevada Corp. (USD) 15,230 1,814,807
G Mining Ventures Corp. * † 717,500 1,001,126
G2 Goldfields Inc. (USD) 261,000 172,260
G2 Goldfields, Inc. * † 75,500 50,164
Galway Metals, Inc. * † 358,576 103,241
GoGold Resources, Inc. * ø 131,500 119,409
Kinross Gold Corp. (USD) 507,376 3,110,215
Liberty Gold Corp. * 1,881,813 444,561
Liberty Gold Corp. * ø 352,000 83,157
Lundin Gold, Inc. 101,200 1,422,500
Montage Gold Corp. * 346,000 319,294
O3 Mining, Inc. * 107,100 113,066
Orezone Gold Corp. * † 581,004 364,589
Osisko Gold Royalties Ltd.
(USD) 129,900 2,132,958
Osisko Mining, Inc. * 246,536 505,976
Pan American Silver Corp.
(USD) 111,200 1,676,896
Probe Gold, Inc. * 222,682 256,457
Reunion Gold Corp. * † 2,307,088 791,994
Silver Tiger Metals, Inc. * 360,200 41,217
Skeena Resources Ltd. * † 91,153 419,241
Snowline Gold Corp. * † 138,000 614,330
Thesis Gold, Inc. * † 242,594 107,457
West Red Lake Gold Mines
Ltd. * † 843,000 454,313
27,421,820
South Africa : 4.9%
Anglogold Ashanti Plc (USD) 53,200 1,181,040
Gold Fields Ltd. (ADR) 89,100 1,415,799
2,596,839
Turkey : 1.6%
Eldorado Gold Corp. (USD) * 61,228 861,478
Underline
Number
of Shares Value
United Kingdom : 1.9%
Endeavour Mining Plc (CAD) 49,409 $ 1,003,828
Underline
United States : 9.3%
GoGold Resources, Inc.
(CAD) * † 315,182 286,201
Newmont Corp. 43,642 1,564,130
Royal Gold, Inc. 25,200 3,069,612
4,919,943
Total Common Stocks
(Cost: $35,240,798) 49,705,206
WARRANTS : 0.0%
Canada : 0.0%
Marathon Gold Corp.,
CAD 2.19, exp. 03/01/24 ∞ 40,000 3,240
Reunion Gold Corp.,
CAD 0.39, exp. 07/06/24 ∞ 240,994 19,464
Underline
Total Warrants
(Cost: $17,465) 22,704
EXCHANGE TRADED FUND : 3.9% (a)
(Cost: $1,969,168)
United States : 3.9%
SPDR Gold MiniShares
Trust * 46,000 2,026,300
Underline
MONEY MARKET FUND : 5.2%
(Cost: $2,735,759)
Invesco Treasury Portfolio -
Institutional Class 2,735,759 2,735,759
Underline
Total Investments Before Collateral for
Securities Loaned: 103.4%
(Cost: $39,963,190) 54,489,969
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.4%
Money Market Fund: 3.4%
(Cost: $1,788,629)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,788,629 1,788,629
Total Investments: 106.8%
(Cost: $41,751,819) 56,278,598
Liabilities in excess of other assets: (6.8)% (3,590,134)
NET ASSETS: 100.0% $ 52,688,464

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,371,546.
ø Restricted Security – the aggregate value of restricted securities is $202,565, or 0.4% of net assets
∞ Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of March 31, 2024 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
GoGold Resources, Inc. 08/31/2020 131,500 $ 96,629 $ 119,408 0.2%
Liberty Gold Corp. 10/04/2021 352,000 182,953 83,157 0.2%
$279,582 $202,565 0.4%